As filed with the Securities and Exchange Commission on May 4, 2007

                                                             File No. 333-139447

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

                    Pre-Effective Amendment No.          / /

                   Post-Effective Amendment No. 2          /X/

                           SENTINEL GROUP FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                 One National Life Drive                   05604
                 Montpelier, Vermont                  (Zip Code)
                    (Address of Principal Executive Offices)

                                 (802) 229-7410
              (Registrant's Telephone Number, including Area Code)
                              _____________________

               Kerry A. Jung, Esq.                       Copy to:
       c/o Sentinel Asset Management, Inc.        John A. MacKinnon, Esq.
             One National Life Drive                 Sidley Austin LLP
            Montpelier, Vermont 05604               787 Seventh Avenue
     (Name and Address of Agent for Service)     New York, New York 10019
                              _____________________

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on ______ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Common Stock, par value $.01 per share.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-214).

                                     Part C

Item 15. Indemnification

See the Amended and Restated Articles of Amendment of the Registrant, incorporated by reference to Exhibit 1 to this Registration Statement.

See the Amended and Restated Bylaws incorporated by reference to Exhibit 2 to this Registration Statement.

The investment advisory agreements incorporated by reference to Exhibit 6 to this Registration Statement provide that in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with rendering services thereunder or for any losses that may be sustained in the purchase, holding or selling of any security.

In addition, the Registrant maintains a directors and officers liability insurance policy with maximum coverage of $15 million under which the directors and officers of the Registrant are insureds.

The Registrant also has agreed pursuant to indemnification agreements (each an "Indemnification Agreement") to indemnify, and advance expenses to, each "Disinterested Director" (as defined in each Indemnification Agreement), if he or she is or is threatened to be made a party to a Proceeding (as defined in each Indemnification Agreement). In accordance with the terms of each Indemnification Agreement, the Registrant shall indemnify any applicable Disinterested Directors for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the applicable director or on his or her behalf in connection with a Proceeding, to the maximum extent permitted by Maryland law and to the extent not expressly prohibited by applicable federal securities law and regulations (including without limitation Section 17(h) of the Investment Company Act, and regulations or rules issued with respect thereto by the U.S. Securities Exchange Commission), in effect as of the date of the applicable Indemnification Agreement or at the time of the request for indemnification, whichever affords greater rights of indemnification to the indemnitee, including any additional indemnification permitted by Section 2-418(g) of the Maryland General Corporation Law. The Registrant also shall indemnify a Disinterested Director for and against all expenses actually and reasonably incurred by such Disinterested Director or on his or her behalf in connection with any Proceeding to which the indemnitee is or is threatened to be made a witness but not a party, within fifteen (15) days after receipt by the Registrant of each statement of expenses from the indemnitee. Under the Indemnification Agreement, the Registrant shall not be liable for indemnification in connection with: (i) any monetary settlement by or judgment against a Disinterested Director for insider trading or disgorgement of profits by such Disinterested Director pursuant to Section 16(b) of the Securities Exchange Act of 1934; or (ii) any liability to the Registrant or its shareholders with respect to a Proceeding (other than a Proceeding under Section 7(a) of the Indemnification Agreement), to which such Disinterested Director otherwise would be subject by reason of such Disinterested Director having engaged in certain Disabling Conduct (as defined in the Indemnification Agreement). Insofar as indemnification for liabilities arising under the Securities Act, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than for expenses paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless the matter has been settled by controlling precedent in the opinion of its counsel, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

     1. (a) Articles of Amendment and Restatement effective February 23, 2006
     (8)
     1. (b) Articles of Correction effective March 15, 2006 (7)
     1. (c) Articles Supplementary (increasing HY Bond Fund Class A shares and deleting Tax-Free Income Class B shares) effective March 15, 2006 (7)
     1. (d) Articles Supplementary (adding Growth Leaders Fund) effective March 15, 2006 (7)
     1. (e) Articles Supplementary (adding Capital Growth Fund) effective March 15, 2006 (7)
     1. (f) Certificate of Correction effective May 24, 2006 (9)
     1. (g) Articles Supplementary (adding Class C shares - Government Securities and Short Maturity Government Fund) effective June 1, 2006 (9)
     1. (h) Articles Supplementary (eliminating the New York Tax-Free Income and Tax-Free Income Funds) effective December 15, 2006 (11)
     2. Amended and Restated By-Laws of the Registrant (8)
     3. Inapplicable
     4. Agreement and Plan of Reorganization dated December 13, 2006 (11)
     5. (a) Form of Share Certificate (5)
     5. (b) New Form of Share Certificate (5)
     6. (a) Investment Advisory Agreement between Registrant and Sentinel Asset Management, Inc. dated as of March 1, 1993, as amended December 19, 2005
     (4)
     6. (b) Form of Amendment to Investment Advisory Agreement between Registrant and Sentinel Asset Management, Inc. dated as of March 30, 2006
     (6)
     6. (c) Investment Advisory Agreement between Registrant and Sentinel Asset Management, Inc. dated as of January 13, 2000, as amended September 1, 2002, December 31, 2003 and December 19, 2005 (4)
     7. (a) Distribution Agreement between the Registrant and Sentinel
     Financial Services Company ("SFSC"), dated as of March 1, 1993 (1)
     7. (b) Form of Dealer Agreement (8)
     8. Registrant has provided health care and insurance benefits to certain retirees. Registrant also contributes a percentage of pension and retirement plan benefits paid to its Chief Compliance Officer.
     9. Custody agreement between Registrant, Sentinel Variable Products Trust; and State Street Bank and Trust Company, effective October 1, 2000 (3)
     10. (a) Class A Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. (2)
     10. (b) Class B Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. (2)
     10. (c) Class C Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. (7)
     10. (d) Amended Plan pursuant to Rule 18f-3 under the 1940 Act. (16)
     11. Opinion and Consent of Counsel (11)
     12. (a) Opinion and Consent of Counsel on Tax Matters for Georgia Municipal Bond Fund
     12. (b) Opinion and Consent of Counsel on Tax Matters for Mid Cap Value
     Fund
     12. (c) Opinion and Consent of Counsel on Tax Matters for Government Securities Fund
     12. (d) Opinion and Consent of Counsel on Tax Matters for Common Stock Fund
     13. (a) Fee Agreement between Registrant, on behalf of the Common Stock Fund, and Sentinel Asset Management, Inc. dated August 23, 2006 (10)
     13. (b) Fund Services Agreement between Sentinel Group Funds, Inc. and Sentinel Administrative Services, Inc. dated March 1, 1993 (1)
     14. (a) Consent of Independent Registered Public Accounting Firm (PwC) (12)
     14. (b) Consent of Independent Registered Public Accounting Firm (PwC) (12)
     14. (c) Consent of Independent Registered Public Accounting Firm (KPMG)
     (12)
     15. Inapplicable
     16. Power of Attorney (3)
     17. Form of Proxy Card (11)

(1) Incorporated by reference to Post-Effective Amendment No. 89 to the Registration Statement filed on Form N-1A (811-00214) on March 30, 2000.
(2) Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement filed on Form N-1A (811-00214) on December 30, 2004.
(3) Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement filed on Form N-1A (811-00214) on September 29, 2005.
(4) Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement filed on Form N-1A (811-00214) on December 19, 2005.
(5) Incorporated by reference to Post Effective Amendment No. 106 to the Registration Statement filed on Form N-1A (811-00214) on December 23, 2005.
(6) Incorporated by reference to Post Effective Amendment No. 1 to the Form N-14 filed on Form N-1A on January 23, 2006.
(7) Incorporated by reference to Post Effective Amendment No. 107 to the Registration Statement filed on Form N-1A (811-00214) on March 17, 2006.
(8) Incorporated by reference to Post Effective Amendment No. 109 to the Registration Statement filed on Form N-1A (811-00214) on March 30, 2006.
(9) Incorporated by reference to Post Effective Amendment No. 110 to the Registration Statement filed on Form N-1A (811-00214) on June 1, 2006.
(10) Incorporated by reference to Post Effective Amendment No. 111 to the Registration Statement filed on Form N-1A (811-00214) on December 15, 2006.
(11) Incorporated by reference to the Registration Statement filed on Form N-14 on December 18, 2006.
(12)Incorporated by reference to Post Effective Amendment No. 1 to the Registration Statement filed on Form N-14 on February 23, 2007.

Item 17. Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montpelier and State of Vermont, as of the 4th day of May, 2007.

                                                      SENTINEL GROUP FUNDS, INC.
                                                                    (Registrant)

                                                      By: /s/ Christian Thwaites
                                                       _________________________
                                                           Christian W. Thwaites
                                             President & Chief Executive Officer

As required by the Securities Act, this Registration Statement has been signed by the following persons in the capacities on the date indicated.

Signature                                  Title                        Date
_________                                  _____                        ____


/s/ Christian Thwaites
______________________
Christian W. Thwaites           President (Chief Executive           May 4, 2007
                                   Officer) and Director


/s/ Thomas Malone
_________________
Thomas P. Malone               Vice President and Treasurer          May 4, 2007
                                 (Principal Financial and
                                    Accounting Officer)


/s/ Thomas H. MacLeay
_____________________
Thomas H. MacLeay                    Director (Chair)                May 4, 2007


_____________________
John D. Feerick*                         Director                    May 4, 2007


_____________________
Keniston P. Merrill*                     Director                    May 4, 2007


_____________________
Deborah G. Miller*                       Director                    May 4, 2007


_____________________
John Raisian*                            Director                    May 4, 2007


_____________________
Nancy L. Rose*                           Director                    May 4, 2007


_____________________
Richard H. Showalter, Jr.*               Director                    May 4, 2007


_____________________
Susan M. Sterne*                         Director                    May 4, 2007


_____________________
Angela E. Vallot*                        Director                    May 4, 2007

* Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A (811-00214) filed on September 29, 2005.

                                /s/ Kerry A. Jung
                                _________________
                                Kerry A. Jung

                                  Exhibit Index

Exhibit Number   Exhibit
______________   _______

     12.         (a) Opinion and Consent of Counsel on Tax Matters for Georgia
                     Municipal Bond Fund
                 (b) Opinion and Consent of Counsel on Tax Matters for Mid Cap
                     Value Fund
                 (c) Opinion and Consent of Counsel on Tax Matters for
                     Government Securities Fund
                 (d) Opinion and Consent of Counsel on Tax Matters for Common
                     Stock Fund